Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 9,402	$ 8,507	$ 9,183
Right-of-use assets	1,100	942	988
Goodwill	20,048	19,820	19,997
Intangible assets	38,089	39,307	42,387
Investments in associates and joint ventures	147	76	69
Other investments	1,530	1,066	1,168
Derivative financial instruments	228	74	102
Other receivables	803	835	895
Deferred tax assets	4,718	3,263	4,330
Total non-current assets	76,065	73,890	79,119
Current assets
Inventories	5,424	4,699	8,983
Trade and other receivables	12,126	10,521	9,644
Other investments	122	239	69
Derivative financial instruments	116	87	83
Intangible assets			105
Income tax receivable	1,426	731	663
Cash and cash equivalents	5,840	6,166	6,329
Assets held for sale	0	150	368
Total current assets	25,054	22,593	26,244
Total assets	101,119	96,483	105,363
Current liabilities
Interest-bearing loans and borrowings	(5,129)	(5,314)	(1,660)
Lease liabilities	(271)	(228)	(233)
Trade and other payables	(22,374)	(19,040)	(18,938)
Derivative financial instruments	(156)	(93)	(79)
Provisions	(1,028)	(722)	(768)
Income tax payable	(1,584)	(896)	(916)
Current liabilities	(30,542)	(26,293)	(22,594)
Non-current liabilities
Interest-bearing loans and borrowings	(22,365)	(22,965)	(28,134)
Lease liabilities	(857)	(725)	(754)
Derivative financial instruments	(38)	(164)	(45)
Deferred tax liabilities	(2,844)	(2,944)	(6,206)
Retirement benefit obligations	(1,520)	(1,168)	(2,454)
Provisions	(1,127)	(896)	(956)
Other payables	(2,660)	(4,270)	(4,933)
Total non-current liabilities	(31,411)	(33,132)	(43,482)
Total liabilities	(61,953)	(59,425)	(66,076)
Net assets	39,166	37,058	39,287
Equity
Share capital	388	387	387
Share premium account	35,188	35,155	35,126
Capital redemption reserve	153	153	153
Merger reserve	448	448	448
Other reserves	1,464	1,468	1,444
Retained earnings	1,502	(574)	1,710
Total equity attributable to owners of parent	39,143	37,037	39,268
Non-controlling interests	23	21	19
Total equity	$ 39,166	$ 37,058	$ 39,287